Document And Entity Information	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Entity Registrant Name	WALKER INNOVATION INC.
Entity Central Index Key	0001294649
Trading Symbol	WLKR
Amendment Flag	false
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Entity Filer Category	Smaller Reporting Company